Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 13, 2012
Registrant Name	dei_EntityRegistrantName	UBS MONEY SERIES
Central Index Key	dei_EntityCentralIndexKey	0001060517
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 13, 2012
UBS Select Prime Capital Fund (Prospectus Summary) | UBS Select Prime Capital Fund | UBS Select Prime Capital Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPCXX
UBS Select Treasury Capital Fund (Prospectus Summary) | UBS Select Treasury Capital Fund | UBS Select Treasury Capital Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STCXX
UBS Select Tax-Free Capital Fund (Prospectus Summary) | UBS Select Tax-Free Capital Fund | UBS Select Tax-Free Capital Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STEXX